Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash	$ 4,834,350	$ 1,293,709
Accounts receivable, net	396,288	264,801
Advances to suppliers	2,070,333	2,972,534
Prepayments and other current assets	9,438,440	73,380
Total current assets	16,739,411	4,604,424
Non-current Assets
Property and equipment, net	7,499	3,728
Intangible assets, net	5,709
Right-of-use assets	18,035
Other assets	23,744
Deferred offering costs		245,956
Total non-current assets	54,987	249,684
Total Assets	16,794,398	4,854,108
LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term loans	701,577	138,393
Accounts payable	718,130	573,619
Advances from customers		1,784,580
Taxes payables	875,612	736,247
Accruals and other liabilities	152,197	145,049
Operating lease liabilities – current portion	7,374
Total current liabilities	2,912,662	3,783,026
Non-current Liabilities
Operating lease liabilities	7,584
Deferred tax liabilities	154
Total non-current liabilities	7,738
Total Liabilities	2,920,400	3,783,026
Commitments and contingencies (Note 11)
Shareholders’ Equity
Ordinary shares ($0.0001 par value, 500,000,000 authorized, 27,000,000 and 24,000,000 shares issued and outstanding as of June 30, 2024 and 2023)	2,700	2,400
Additional paid-in-capital	14,578,800	1,041,855
Statutory reserves	570,807	300,171
Accumulated deficit	(1,233,509)	(214,331)
Accumulated other comprehensive loss	(44,800)	(59,013)
Total shareholders’ equity	13,873,998	1,071,082
Total liabilities and shareholders’ equity	16,794,398	4,854,108
Related Party
LIABILITIES AND SHAREHOLDERS’ EQUITY
Amounts due to a related party	$ 457,772	$ 405,138